Annual Fund Operating Expenses - Goehring & Rozencwajg Resources Fund	Sep. 26, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%	[1]
Component1 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%	[2]
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	1.28%

[1]	Pursuant to a Distribution and Services Plan for Retail Class Shares, Retail Class Shares may pay 12b-1 fees at annual rates not exceeding 0.50% of the average daily net asset value of Retail Class Shares. The Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund. Therefore, amounts may not agree with the Financial Highlights due to the inclusion in this table of Acquired Fund Fees and Expenses.
[3]	Goehring & Rozencwajg Associates, LLC, the Fund’s investment adviser (“GRA” or the “Adviser”), has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2026, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced.